Consolidated Statement of Comprehensive Income/(loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Statement of comprehensive income [abstract]
Profit of the period	$ 7,597	$ 6,114	[1]	$ 2,202	[1]
Other comprehensive income/(loss): items that will not be reclassified to profit or loss:
Re-measurements of post-employment benefits	519	504		(263)
Other comprehensive income/(loss) that will not be reclassified to profit or loss, net of tax	519	504		(263)
Other comprehensive income/(loss): items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(1,298)	(4,681)		(10,951)
Effective portion of changes in fair value of net investment hedges	(173)	156		479
Cash flow hedges recognized in equity	183	1,060		739
Cash flow hedges reclassified from equity to profit or loss	(546)	(920)		(533)
Cash flow hedges and cumulative translation adjustments reclassified from equity to profit or loss in relation to Australia divestiture	0	0		426
Other comprehensive income/(loss) that will be reclassified to profit or loss net of tax	(1,834)	(4,385)		(9,841)
Other comprehensive income/(loss), net of tax	(1,315)	(3,881)	[1]	(10,104)	[1]
Total comprehensive income/(loss)	6,283	2,233		(7,901)
Attributable to:
Equity holders of AB InBev	4,994	934		(8,156)
Non-controlling interest	$ 1,289	$ 1,299		$ 255

[1]	Amended to conform to 2022 presentation.